Cover	12 Months Ended
Sep. 30, 2024 shares
Document Information Line Items
Entity Registrant Name	UMeWorld Limited
Entity Central Index Key	0001114936
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--09-30
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	No
Document Period End Date	Sep. 30, 2024
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Common Stock Shares Outstanding	111,785,005
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-30813
Entity Incorporation State Country Code	D8
Entity Address Address Line 1	66 West Flagler Street
Entity Address Address Line 2	9th Floor
Entity Address Address Line 3	Causeway Bay
Entity Address City Or Town	Miami
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33130
Auditor Name	J&S Associate PLT
Auditor Location	Malaysia
Auditor Firm Id	6743
Security 12b Title	Ordinary Shares, par value $0.0001 per share
Entity Interactive Data Current	No
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
City Area Code	786
Local Phone Number	791 0483
Contact Personnel Email Address	info@umeworld.com
Contact Personnel Name	Michael Lee